Alliance
Municipal
Trust

-North Carolina Portfolio

                             Alliance Capital [LOGO](R)

Semi-Annual Report
December 31, 2001
(unaudited)

STATEMENT OF NET ASSETS                               Alliance Municipal Trust -
December 31, 2001 (unaudited)                           North Carolina Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                              Yield      Value
--------------------------------------------------------------------------------
            MUNICIPAL BONDS-95.4%
            LOUISIANA-6.5%
            Ascension Parish
            (Shell Chemical Project)
            Series 00 AMT
$     170   12/27/35 (b) .........................    2.00%   $  170,000
            Lincoln Parish SWR
            (Willamette Industries
            Project)
            Series 96 AMT
      200   4/01/26 (b) ..........................    1.70       200,000
                                                              ----------
                                                                 370,000
                                                              ----------
            NORTH CAROLINA-71.0%
            Charlotte Airport
            Revenue MBIA
            (Charlotte-Douglas Airport)
            Series 93A
      200   7/01/16 (b) ..........................    1.55       200,000
            City of Durham Water
            & Sewer Revenue
            (Utility Systems Revenue)
            Series 94
      260   12/01/15 (b) .........................    1.80       260,000
            Educational Facilities
            Financial Agency
            (Cardinal Gibbons High
            School)
            Series 99
      170   8/01/14 (b) ..........................    1.60       170,000
            Gaston County Industrial
            Facilities & Pollution
            Control Financing
            Authority
            (Duke Energy Corp.)
            Series 99 AMT
      570   10/01/12 (b) .........................    2.05       570,000
            Johnston County IDA
            (Mebane Packaging Corp.)
            AMT
      266   6/01/03 (b) ..........................    1.70       265,848
            North Carolina Housing
            Finance Agency
            (Home Ownership)
            Series 12-E AMT
      330   5/01/02 ..............................    1.70       330,000
            North Carolina Medical
            Care Commission Health
            Care Facilities Revenue
            (Cleveland Regional
            Medical Center)
            Series 01
       60   1/01/18 (b) ..........................    1.60        60,000
            North Carolina Medical
            Care Commission
            Health Systems Revenue
            (Catholic Health East)
            AMBAC
            Series 98D
      270   11/15/28 (b) .........................    1.62       270,000
            North Carolina Medical
            Care Commission
            Retirement Facilities
            Revenue
            (Aldersgate Project)
            Series 01
      270   1/01/31 (b) ..........................    1.65       270,000
            North Carolina Medical
            Care Commission
            Retirement Facilities
            Revenue
            (First Mtg-Brookwood
            Project)
            Series 01C
      270   1/01/07 (b) ..........................    1.65       270,000
            North Carolina State
            Series A
            Pre-refunded
      190   3/01/02 ..............................    2.95       194,759
            North Carolina State GO
            (Public School Building)
      350   4/01/02 ..............................    2.71       351,514
            Randolph County IDR
            PCR
            (Wellmark, Inc. Project)
            Series 01 AMT
      270   2/01/16 (b) ..........................    1.75       270,000
            University of North
            Carolina Chapel Hill
            (Board of Governors)
            Series 01B
      565   12/01/25 (b) .........................    1.50       565,000
                                                              ----------
                                                               4,047,121
                                                              ----------

                                                      Alliance Municipal Trust -
STATEMENT OF NET ASSETS (continued)                     North Carolina Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                              Yield      Value
--------------------------------------------------------------------------------
            PUERTO RICO-15.3%
            Puerto Rico Highway
            & Transportation
            AMBAC Series 98A
$     300   7/01/28 (b) ..........................    1.40%   $  300,000
            Puerto Rico Industrial,
            Medical, Higher Education &
            Environmental Authority
            (Ana G. Mendez University
            Systems Project)
            Series 98
      570   10/01/21 (b) .........................    1.65       570,000
                                                              ----------
                                                                 870,000
                                                              ----------
            TEXAS-2.6%
            Gulf Coast SWR
            (Amoco Oil Co.)
            Series 95 AMT
      150   7/01/27 (b) ..........................    2.00       150,000
                                                              ----------
            Total Municipal Bonds
            (amortized cost
            $5,437,121) ..........................             5,437,121
                                                              ----------
            COMMERCIAL PAPER-5.3%
            NORTH CAROLINA-5.3%
            North Carolina Capital
            Facilities Finance Agency
            (Duke University)
            Series A1
      300   1/11/02 ..............................    1.75       300,000
                                                              ----------
            TOTAL INVESTMENTS-100.7%
            (amortized cost
            $5,737,121) ..........................             5,737,121
            Other assets less
            liabilities-(0.7%) ...................               (41,729)
                                                              ----------
            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            5,695,392 shares
            outstanding) .........................            $5,695,392
                                                              ==========

--------------------------------------------------------------------------------

(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMBAC  American Municipal Bond Assurance Corporation
      AMT    Alternative Minimum Tax
      GO     General Obligation
      IDA    Industrial Development Authority
      IDR    Industrial Development Revenue
      MBIA   Municipal Bond Investors Assurance
      PCR    Pollution Control Revenue
      SWR    Solid Waste Revenue

      See notes to financial statements.

STATEMENT OF OPERATIONS                               Alliance Municipal Trust -
Six Months Ended December 31, 2001 (unaudited)          North Carolina Portfolio
================================================================================

INVESTMENT INCOME
   Interest .......................................................                $ 75,877
EXPENSES
   Advisory fee (Note B) ..........................................   $ 17,688
   Distribution assistance and administrative service (Note C) ....     23,633
   Offering and organization expenses .............................     17,594
   Custodian fees .................................................     10,945
   Transfer agency (Note B) .......................................      8,682
   Audit and legal fees ...........................................      5,563
   Printing .......................................................      2,432
   Trustees' fees .................................................        797
   Registration fees ..............................................        155
   Miscellaneous ..................................................        614
                                                                      --------
   Total expenses .................................................     88,103
   Less: expenses waived and reimbursed by Adviser (see Note C) ...    (52,726)
                                                                      --------
   Net expenses ...................................................                  35,377
                                                                                   --------
NET INCREASE IN NET ASSETS FROM OPERATIONS ........................                $ 40,500
                                                                                   ========

STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                         Six Months Ended
                                                         December 31, 2001   May 7, 2001 (a)
                                                            (unaudited)      to June 30, 2001
                                                         =================   ================
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income ...........................        $    40,500         $    20,543
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income ...........................            (40,500)            (20,543)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (decrease) (Note E) ................           (420,872)          6,116,264
                                                            -----------         -----------
   Total increase (decrease) .......................           (420,872)          6,116,264
NET ASSETS
   Beginning of period .............................          6,116,264                  -0-
                                                            -----------         -----------
   End of period ...................................        $ 5,695,392         $ 6,116,264
                                                            ===========         ===========

--------------------------------------------------------------------------------

(a)   Commencement of operations.

      See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS                         Alliance Municipal Trust -
December 31, 2001 (unaudited)                           North Carolina Portfolio
================================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio, Alliance Municipal Trust-Massachusetts Portfolio, Alliance Municipal Trust-Pennsylvania Portfolio, Alliance Municipal Trust-Ohio Portfolio and Alliance Municipal Trust-North Carolina Portfolio (the "Portfolio"). The Portfolio commenced operations on May 7, 2001. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Organization and Offering Expenses

Organization expenses of $4,500 were charged to the Portfolio as incurred prior to commencement of operations. Offering expenses of $30,400 have been deferred and are being amortized on a straight-line basis through May 2002.

3. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the six months ended December 31, 2001, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

5. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the six months ended December 31, 2001, the reimbursement amounted to $40,351.

The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), (formerly, Alliance Fund Services, Inc.), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $9,000 for the six months ended December 31, 2001.

                                                      Alliance Municipal Trust -
                                                        North Carolina Portfolio
================================================================================

For the six months ended December 31, 2001, the Portfolio had no expense offset arrangement with AGIS.

--------------------------------------------------------------------------------

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 2001, the distribution fee amounted to $8,844. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services. For the six months ended December 31, 2001, such payments by the Portfolio amounted to $2,414. The Portfolio may also reimburse the Adviser for accounting and book keeping, and legal and compliance support. For the six months ended December 31, 2001, the Adviser waived such reimbursement amounting to $12,375.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At December 31, 2001, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. On December 31, 2001, capital paid-in aggregated $5,695,392. Transactions, all at $1.00 per share, were as follows:

                                                         Six Months Ended
                                                           December 31,
                                                                2001         May 7, 2001* to
                                                            (unaudited)       June 30, 2001
                                                         ================    ===============
Shares sold ........................................         7,432,642          8,217,288
Shares issued on reinvestments of dividends ........            40,500             20,543
Shares redeemed ....................................        (7,894,014)        (2,121,567)
                                                            ----------         ----------
Net increase (decrease) ............................          (420,872)         6,116,264
                                                            ==========         ==========

--------------------------------------------------------------------------------

*     Commencement of operations

                                                      Alliance Municipal Trust -
FINANCIAL HIGHLIGHTS                                    North Carolina Portfolio
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                  Six Months
                                                                     Ended          May 7, 2001 (a)
                                                               December 31, 2001          to
                                                                  (unaudited)        June 30, 2001
                                                               =================    ==============
Net asset value, beginning of period .....................        $     1.00          $     1.00
                                                                  ----------          ----------
Income From Investment Operations
Net investment income (b) ................................              .006                .003
                                                                  ----------          ----------
Less: Dividends
Dividends from net investment income .....................             (.006)              (.003)
                                                                  ----------          ----------
Net asset value, end of period ...........................        $     1.00          $     1.00
                                                                  ==========          ==========
Total Return
Total investment return based on net asset value (c) .....              0.57%               0.30%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ................        $    5,695          $    6,116
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements (d) .......              1.00%               1.00%
   Expenses, before waivers and reimbursements (d) .......              2.49%               4.17%
Net investment income (b)(d) .............................              1.14%               1.99%

--------------------------------------------------------------------------------

(a)   Commencement of operations.

(b)   Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(d)   Annualized.

                                                      Alliance Municipal Trust -
                                                        North Carolina Portfolio
================================================================================

Alliance Municipal Trust
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES

John D. Carifa, Chairman
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS

John D. Carifa, Chairman
Ronald M. Whitehill, President
Kathleen A. Corbet, Senior Vice President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Doris T. Ciliberti, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
Wayne D. Lyski, Senior Vice President
William E. Oliver, Senior Vice President
Raymond J. Papera, Senior Vice President
Frances M. Dunn, Vice President
William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. LaSpina, Vice President
Eileen M. Murphy, Vice President
Maria C. Sazon, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Thomas R. Manley, Controller

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free (800) 221-5672

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

--------------------------------------------------------------------------------

(1)   Members of the Audit Committee.

Alliance Municipal Trust - North Carolina Portfolio
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance Municipal Trust, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

|*| |*| |1| |2| |3| |0| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513
--------------------------------------------------------------------------------

Alliance Capital[LOGO](R)

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AMTNCSR1201